Organization and principal activities	12 Months Ended
Mar. 31, 2022
Organization and principal activities
Organization and principal activities
1.	Organization and principal activities

Alibaba Group Holding Limited (the “Company”) is a limited liability company, which was incorporated in the Cayman Islands on June 28, 1999. The Company is a holding company and conducts its businesses primarily through its subsidiaries. In these consolidated financial statements, where appropriate, the term “Company” also refers to its subsidiaries as a whole. The Company provides the technology infrastructure and marketing reach to help merchants, brands, retailers and other businesses to leverage the power of new technology to engage with their users and customers and operate in a more efficient way. SoftBank Group Corp. (together with its subsidiaries, “SoftBank”) is a major shareholder of the Company.

The Company has seven operating and reportable segments, namely China commerce, International commerce, Local consumer services, Cainiao, Cloud, Digital media and entertainment, and Innovation initiatives and others segments. An ecosystem has developed around the Company’s platforms and businesses that consists of consumers, merchants, brands, retailers, third-party service providers, strategic alliance partners and other businesses.

The Company’s China commerce segment is comprised of (i) China commerce retail businesses and (ii) China commerce wholesale businesses. China commerce retail businesses consist of Taobao, the digital retail platform and Tmall, the third-party online and mobile commerce platform, Taobao Deals, which offers consumers value-for-money products, Taocaicai, which provides next-day pick-up services for groceries and fresh goods at neighborhood pick-up points, as well as direct sales businesses, including Sun Art, Tmall Supermarket and Freshippo, which the Company has developed a digital commerce infrastructure that offers an upgraded consumer experience by integrating online and offline capabilities for the Company’s marketplaces and direct sales businesses. China commerce wholesale businesses include 1688.com, the integrated domestic wholesale marketplace.

The Company’s International commerce segment is comprised of (i) International commerce retail businesses and (ii) International commerce wholesale businesses. International commerce retail businesses include Lazada, the e-commerce platform in Southeast Asia, AliExpress, the international retail marketplace, Trendyol, the e-commerce platform in Türkiye, and Daraz, the e-commerce platform across South Asia with key markets in Pakistan and Bangladesh. International commerce wholesale businesses include Alibaba.com, the integrated international online wholesale marketplace.

The Company’s Local consumer services segment is comprised of (i) “To-Home” businesses which include Ele.me, the local services and on-demand delivery platform, and Taoxianda, the online-offline integration service solution for FMCG brands and third-party grocery retail partners, and (ii) “To-Destination” businesses which include Amap, the provider of mobile digital map, navigation and real-time traffic information in China, Fliggy, the online travel platform, and Koubei, the restaurant and local services guide platform for in-store consumption.

The Company’s Cainiao segment is comprised of Cainiao Network, which leverages the Company’s self-developed and the Company’s logistics partners’ capacity and capabilities, and offers domestic and international one-stop-shop logistics services and supply chain management solutions, fulfilling various logistics needs of merchants and consumers at scale.

The Company’s Cloud segment is comprised of Alibaba Cloud, a cloud business that offers a complete suite of cloud services, including proprietary servers, elastic computing, storage, network, security, database and big data, and IoT services, as well as DingTalk, the digital collaboration workplace and application development platform that offers new ways of working, sharing and collaboration for modern enterprises and organizations.

The Company’s Digital media and entertainment segment leverages the Company’s deep consumer insights to serve the broader interests of consumers through the Company’s key distribution platforms, including Youku, and the Company’s other diverse content platforms, including Alibaba Pictures, that provide online videos, films, live events, news feeds and literature, among others. In addition, the Company engages in the development, distribution and operation of mobile games through Lingxi Games.

The Company’s Innovation initiatives and others segment includes businesses such as DAMO Academy, the global research program in cutting-edge technologies that aim to integrate and speed up knowledge exchange between science and industry, Tmall Genie, which provides a selection of IoT-enabled smart home appliances, and others.

1.	Organization and principal activities (Continued)

The Company’s American depositary shares (“ADSs”) have been listed on the New York Stock Exchange (“NYSE”) under the symbol of “BABA”. On November 26, 2019, the Company completed its global offering and the Company’s ordinary shares have been listed on the Hong Kong Stock Exchange (“HKSE”) under the code “9988”. The Company issued 575,000,000 ordinary shares, including 75,000,000 ordinary shares under an over-allotment option, at Hong Kong Dollar (“HK$”)176 per share. Net proceeds raised by the Company from the global offering after deducting underwriting discounts and commissions and other offering expenses amounted to Renminbi (“RMB”)90,442 million.